Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	₩ 3,056,130	₩ 3,150,395
Other receivables	1,846,341	2,708,301
Trade and other receivables, net	4,902,471	5,858,696
Trade receivables	853,953	827,146
Other receivables	396,816	354,652
Trade and other receivables, net	1,250,769	1,181,798
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,388,099	3,451,107
Other receivables	1,948,108	2,787,144
Trade and other receivables, net	5,336,207	6,238,251
Trade receivables	892,992	874,860
Other receivables	513,926	382,468
Trade and other receivables, net	1,406,918	1,257,328
Accumulated depreciation, amortisation and impairment [member]
Disclosure of financial assets [line items]
Trade receivables	(322,992)	(291,202)
Other receivables	(101,619)	(78,572)
Trade and other receivables, net	(424,611)	(369,774)
Trade receivables	(4,323)	(4,117)
Other receivables	(102,985)	(5,108)
Trade and other receivables, net	(107,308)	(9,225)
Present value discount [member]
Disclosure of financial assets [line items]
Trade receivables	(8,977)	(9,510)
Other receivables	(148)	(271)
Trade and other receivables, net	(9,125)	(9,781)
Trade receivables	(34,716)	(43,597)
Other receivables	(14,125)	(22,708)
Trade and other receivables, net	₩ (48,841)	₩ (66,305)